Acquisitions and Divestitures (Purchase Price Allocations) (Details) - National Penn $ in Millions	Apr. 01, 2016 USD ($)
Business Acquisition [Line Items]
UPB	$ 6,804
Assets acquired:
Cash, due from banks and federal funds sold	216
Securities	2,499
Loans and leases	5,989
Goodwill	795
CDI	67
Other assets	503
Total assets acquired	10,069
Liabilities assumed:
Noninterest-bearing deposits	1,209
Interest-bearing deposits	5,420
Total deposits	6,629
Debt	1,756
Other liabilities	66
Total liabilities assumed	8,451
Consideration paid	1,618
Cash paid	555
Fair value of common stock issued, including replacement equity awards	1,063
Commercial and industrial
Business Acquisition [Line Items]
UPB	2,817
Assets acquired:
Loans and leases	2,596
CRE-income producing properties
Business Acquisition [Line Items]
UPB	1,450
Assets acquired:
Loans and leases	1,202
CRE-construction and development
Business Acquisition [Line Items]
UPB	165
Assets acquired:
Loans and leases	127
Direct retail lending
Business Acquisition [Line Items]
UPB	801
Assets acquired:
Loans and leases	767
Revolving credit
Business Acquisition [Line Items]
UPB	7
Assets acquired:
Loans and leases	7
Residential mortgage
Business Acquisition [Line Items]
UPB	1,217
Assets acquired:
Loans and leases	1,004
Sales finance
Business Acquisition [Line Items]
UPB	166
Assets acquired:
Loans and leases	162
PCI
Business Acquisition [Line Items]
UPB	181
Assets acquired:
Loans and leases	$ 124